Annual Fund Operating Expenses - Institutional Shares - Janus Henderson Balanced Portfolio - Institutional Shares	Apr. 30, 2021
Operating Expenses:
Management Fees	0.55%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.62%